CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (14,724)	$ (8,502)	$ (19,556)	$ (11,921)	$ (27,735)	$ (22,306)	$ (18,589)
Other comprehensive income (loss):
Foreign currency translation	467	391	779	449	(403)	(27)	6
Other comprehensive income	467	391	779	449	(403)	(27)	6
Comprehensive loss	(14,257)	(8,111)	(18,777)	(11,472)	(28,138)	(22,333)	(18,583)
Less comprehensive loss attributable to redeemable non-controlling interest:
Net loss attributable to redeemable non-controlling interest	(232)	0	(408)	0	(141)	0	0
Foreign currency translation attributable to redeemable non-controlling interest	78	0	169	0	(16)	0	0
Comprehensive loss attributable to redeemable non-controlling interest	(154)	0	(239)	0	(157)	0	0
Comprehensive loss attributable to nCino, Inc.	$ (14,103)	$ (8,111)	$ (18,538)	$ (11,472)	$ (27,981)	$ (22,333)	$ (18,583)